accounting policy developments - Adjusted net income (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	$ (1,992)	$ (198)	$ (1,793)	$ 210
Income taxes	(162)	47	(107)	154
Common Shares	$ (1,840)	7	$ (1,704)	$ 328
Attributable to Common Shares, Per basic share	$ (1.17)		$ (1.09)	$ 0.22
Non-controlling interests	$ 10	$ (252)	$ 18	$ (272)
IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	(1,830)		(1,686)
Common Shares	$ (1,840)		$ (1,704)
Attributable to Common Shares, Per basic share	$ (1.17)		$ (1.09)
Non-controlling interests	$ 10		$ 18
Long-term debt prepayment premium (Note 9)
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	51		51
Income taxes	(14)		(14)
Common Shares	$ 51		$ 51
Attributable to Common Shares, Per basic share	$ 0.03		$ 0.03
Adjusted net income | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	$ 264		$ 628
Common Shares	$ 254		$ 610
Attributable to Common Shares, Per basic share	$ 0.16		$ 0.39
Non-controlling interests	$ 10		$ 18
Adjusted net income | Restructuring and other costs (Note 16(a)) | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	189		504
Income taxes	(23)		(110)
Common Shares	$ 189		$ 504
Attributable to Common Shares, Per basic share	$ 0.12		$ 0.32
Adjusted net income | Real estate rationalization-related restructuring impairments included in depreciation (Note 16(a)) | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)			$ 4
Income taxes			(1)
Common Shares			4
Adjusted net income | Impairment of intangible assets and goodwill (Note 18(b)) | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	$ 2,135		2,135
Income taxes	(219)		(219)
Common Shares	$ 2,135		$ 2,135
Attributable to Common Shares, Per basic share	$ 1.36		$ 1.36
Adjusted net income | Income-tax related adjustments | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	$ (25)		$ (36)
Common Shares	$ (25)		$ (36)
Attributable to Common Shares, Per basic share	$ (0.01)		$ (0.02)
Adjusted net income | Income tax on the above adjustments | IFRS 18 | Proforma
Reconciliation of net income (loss) with possible management-defined performance measure
Net income (loss)	$ (256)		$ (344)
Common Shares	$ (256)		$ (344)
Attributable to Common Shares, Per basic share	$ (0.17)		$ (0.21)